Credit card receivables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Credit card receivables

13. Credit card receivables

Composition of receivables

	2025	2024

Credit Card Receivables	21,751,226	14,619,312
Total receivables	21,751,226	14,619,312

Credit card expected credit loss
Presented as deduction of receivables	(3,483,322)	(2,360,036)
Presented as "Other liabilities" (note 27)	(44,679)	(29,490)
Total credit card expected credit loss	(3,528,001)	(2,389,526)
Receivables, net	18,223,225	12,229,786
Total receivables presented as assets	18,267,904	12,259,276

a) Breakdown by maturity

	2025		2024
	Amount	%	Amount	%

Receivables due in:
Up to 30 days	8,553,402	39.3%	5,988,227	41.0%
30 to 60 days	3,643,369	16.8%	2,497,783	17.1%
60 to 90 days	2,179,330	10.0%	1,405,428	9.6%
Over 90 days	5,000,481	22.9%	3,085,206	21.1%
Total receivables not overdue	19,376,582	89.0%	12,976,644	88.8%

Receivables overdue by:
Up to 30 days	584,397	2.7%	411,881	2.8%
30 to 60 days	252,171	1.2%	176,988	1.3%
60 to 90 days	214,144	1.0%	147,486	1.0%
Over 90 days	1,323,932	6.1%	906,313	6.1%
Total receivables overdue	2,374,644	11.0%	1,642,668	11.2%
Total	21,751,226	100.0%	14,619,312	100.0%

Receivables not yet due consist mainly of current receivables and future bill installments ("parcelado") and receivables overdue consist mainly of late balances.

b) Expected credit loss - by stages

As of December 31, 2025, the credit card ECL totaled US$3,528,001 (US$2,389,526 as of December 31, 2024). The provision is estimated using modeling techniques, consistently applied, and is sensitive to the methods, assumptions, and risk parameters underlying its calculation.

The amount that the expected credit loss represents in comparison to the Group’s gross receivables (the coverage ratio) is also monitored to anticipate trends that could indicate credit risk increases. This metric is considered a key risk indicator and it is monitored across multiple committees, supporting the decision-making process and is discussed in the Group's credit forums.

The explanation of each stage is set out in the Company’s accounting policies, as disclosed in note 4.

	2025					2024
	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)

Stage 1	17,593,016	80.8%	966,831	27.4%	5.5%	11,849,086	81.1%	670,984	28.0%	5.7%

Stage 2	2,179,810	10.1%	856,689	24.3%	39.3%	1,377,896	9.4%	445,996	18.7%	32.4%
Absolute Trigger (Days late)	528,694	24.3%	327,470	38.2%	61.9%	349,725	25.4%	254,294	57.0%	72.7%
Relative Trigger (PD deterioration)	1,651,116	75.7%	529,219	61.8%	32.1%	1,028,171	74.6%	191,702	43.0%	18.6%

Stage 3	1,978,400	9.1%	1,704,481	48.3%	86.2%	1,392,330	9.5%	1,272,546	53.3%	91.4%
Total	21,751,226	100.0%	3,528,001	100.0%	16.2%	14,619,312	100.0%	2,389,526	100.0%	16.3%

c) Expected credit loss - by credit quality vs. stages

	2025					2024
	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)

Strong (PD < 5%)	10,012,573	46.0%	204,331	5.8%	2.0%	6,644,920	45.5%	126,401	5.3%	1.9%
Stage 1	10,012,568	100.0%	204,331	100.0%	2.0%	6,628,863	99.8%	126,147	99.8%	1.9%
Stage 2	5	—	—	—	—	16,057	0.2%	254	0.2%	1.6%

Satisfactory (5% <= PD <= 20%)	6,766,135	31.1%	574,635	16.3%	8.8%	4,304,062	29.4%	324,830	13.6%	7.5%
Stage 1	6,517,743	96.3%	553,357	96.2%	8.5%	4,170,990	96.9%	315,603	97.2%	7.6%
Stage 2	248,392	3.7%	21,278	3.8%	8.6%	133,072	3.1%	9,227	2.8%	6.9%

Higher Risk (PD > 20%)	4,972,518	22.9%	2,749,035	77.9%	55.3%	3,670,330	25.1%	1,938,295	81.1%	52.8%
Stage 1	1,062,705	21.4%	209,143	7.7%	19.7%	1,049,233	28.6%	229,234	11.8%	21.8%
Stage 2	1,931,413	38.8%	835,411	30.4%	43.3%	1,228,767	33.5%	436,515	22.5%	35.5%
Stage 3	1,978,400	39.8%	1,704,481	62.0%	86.2%	1,392,330	37.9%	1,272,546	65.7%	91.4%
Total	21,751,226	100.0%	3,528,001	100.0%	16.2%	14,619,312	100.0%	2,389,526	100.0%	16.3%

The credit quality classification is grouped in three categories based on its probability of default (PD) at the reporting date, as shown in the table below:

	Stage 1 and 2		Stage 3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong	-	-
2	1.0% to 5.0%	Strong	-	-
3	5.0% to 20.0%	Satisfactory	-	-
4	20.0% to 35.0%	Higher Risk	-	-
5	>35%	Higher Risk	100%	Higher Risk

d) Expected credit loss - changes

The following tables show the reconciliations from the opening to the closing balance of the expected credit loss by stages of the financial instruments.

	2025
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	670,984	445,996	1,272,546	2,389,526
Transfers from Stage 1 to Stage 2	(74,411)	74,411	-	-
Transfers from Stage 2 to Stage 1	128,804	(128,804)	-	-
Transfers to Stage 3	(126,995)	(317,367)	444,362	-
Transfers from Stage 3	188,299	23,613	(211,912)	-
Write-offs	-	-	(1,852,246)	(1,852,246)
Net increase of loss allowance (note 7)	88,477	696,292	1,890,428	2,675,197
New originations (a)	140,242	28,147	11,603	179,992
Changes in exposure of preexisting accounts (b)	829,183	30,441	(6,182)	853,442
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(795,441)	473,631	1,984,863	1,663,053
Changes to models used in calculation (c)	(85,507)	164,073	(99,856)	(21,290)
Effect of changes in exchange rates (OCI)	91,673	62,548	161,303	315,524
Expected credit loss at end of the year	966,831	856,689	1,704,481	3,528,001

	2024
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	693,151	477,714	925,404	2,096,269
Transfers from Stage 1 to Stage 2	(59,159)	59,159	-	-
Transfers from Stage 2 to Stage 1	101,506	(101,506)	-	-
Transfers to Stage 3	(113,260)	(259,613)	372,873	-
Transfers from Stage 3	65,461	13,879	(79,340)	-
Write-offs	-	-	(1,374,040)	(1,374,040)
Net increase of loss allowance (note 7)	141,816	366,762	1,703,284	2,211,862
New originations (a)	159,762	16,370	11,130	187,262
Changes in exposure of preexisting accounts (b)	382,216	12,000	(5,242)	388,974
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(351,741)	356,617	1,629,416	1,634,292
Changes to models used in calculation (c)	(48,421)	(18,225)	67,980	1,334
Effect of changes in exchange rates (OCI)	(158,531)	(110,399)	(275,635)	(544,565)
Expected credit loss at end of the year	670,984	445,996	1,272,546	2,389,526

	2023
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	322,970	254,181	473,517	1,050,668
Transfers from Stage 1 to Stage 2	(33,880)	33,880	-	-
Transfers from Stage 2 to Stage 1	56,981	(56,981)	-	-
Transfers to Stage 3	(63,264)	(170,141)	233,405	-
Transfers from Stage 3	15,489	4,693	(20,182)	-
Write-offs	-	-	(935,283)	(935,283)
Net increase of loss allowance (note 7)	349,215	381,447	1,119,044	1,849,706
New originations (a)	157,928	15,748	8,999	182,675
Changes in exposure of preexisting accounts (b)	275,749	13,706	2,280	291,735
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(170,839)	310,683	1,087,561	1,227,405
Changes to models used in calculation (c)	86,377	41,310	20,204	147,891
Effect of changes in exchange rates (OCI)	45,640	30,635	54,903	131,178
Expected credit loss at end of the year	693,151	477,714	925,404	2,096,269

The "Net increase of loss allowance" is distributed considering the stages at the end of the year, except in (c), which is calculated considering the stages at the beginning of the year.

(a) Considers all accounts originated from the beginning to the end of the year. ECL effects presented in the table were calculated as if risk parameters at the beginning of the year were applied.

(b) Reflects the movements in exposure (both drawdown and undrawn limits) of accounts that existed in the beginning of the year. ECL effects were calculated as if risk parameters of the exposures at the beginning of the year were applied.

(c) Changes to models that occurred during the year include, primarily, the calibration of ECL parameters to reflect more recent risk and recovery data, the changes in the Company's underwriting policies and in the collections strategies.

The following tables present changes in the gross carrying amount of the credit card portfolio to demonstrate the effects of the changes in the loss allowance for the same portfolio as presented above. “Net change of gross carrying amount” includes drawdown, payments, and interest accruals.

	2025
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	11,849,086	1,377,896	1,392,330	14,619,312
Transfers from Stage 1 to Stage 2	(981,207)	981,207	-	-
Transfers from Stage 2 to Stage 1	649,661	(649,661)	-	-
Transfers to Stage 3	(1,017,640)	(663,386)	1,681,026	-
Transfers from Stage 3	212,986	26,716	(239,702)	-
Write-offs	-	-	(1,852,246)	(1,852,246)
Net change of gross carrying amount	5,283,151	921,861	815,737	7,020,749
Effect of changes in exchange rates (OCI)	1,596,979	185,177	181,255	1,963,411
Gross carrying amount at end of the year	17,593,016	2,179,810	1,978,400	21,751,226

	2024
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	11,891,823	1,490,067	1,106,414	14,488,304
Transfers from Stage 1 to Stage 2	(707,959)	707,959	-	-
Transfers from Stage 2 to Stage 1	465,757	(465,757)	-	-
Transfers to Stage 3	(805,829)	(518,848)	1,324,677	-
Transfers from Stage 3	98,326	21,770	(120,096)	-
Write-offs	-	-	(1,374,040)	(1,374,040)
Net change of gross carrying amount	3,738,093	486,719	763,150	4,987,962
Effect of changes in exchange rates (OCI)	(2,831,125)	(344,014)	(307,775)	(3,482,914)
Gross carrying amount at end of the year	11,849,086	1,377,896	1,392,330	14,619,312

	2023
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	7,750,270	917,178	598,777	9,266,225
Transfers from Stage 1 to Stage 2	(581,044)	581,044	-	-
Transfers from Stage 2 to Stage 1	307,046	(307,046)	-	-
Transfers to Stage 3	(554,432)	(383,006)	937,438	-
Transfers from Stage 3	20,523	6,235	(26,758)	-
Write-offs	-	-	(935,283)	(935,283)
Net change of gross carrying amount	4,109,980	576,369	462,050	5,148,399
Effect of changes in exchange rates (OCI)	839,480	99,293	70,190	1,008,963
Gross carrying amount at end of the year	11,891,823	1,490,067	1,106,414	14,488,304